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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1998


Check here if Amendment /X/; Amendment Number:  1
    This Amendment (Check only one.):   / / is a restatement.
                                        /X/ adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 220
          Baltimore, Maryland  21208

Form 13F File Number:  28-4120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark D. Lerner
Title:    Vice President
Phone:    (410) 602-0195

Signature, Place, and Date of Signing:

         /s/ Mark D. Lerner           Baltimore, Maryland         8/13/99
         ------------------           -------------------         -------
              [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      6

Form 13F Information Table Value Total:      $316,037
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None


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                           FORM 13F INFORMATION TABLE
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

    COLUMN 1        COLUMN 2    COLUMN 3     COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
--------------      --------    --------     --------      --------------------    ----------   --------   ------------------------
                    TITLE OF                   VALUE       SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       CLASS       CUSIP        (x$1000)     PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED    NONE
--------------      --------    --------     --------      --------   ---   ----   ----------   --------    ----     ------    ----
Bay Networks         Common      072510100    $  6,772     210,000    SH              SOLE                 SOLE

Chrysler Corp.       Common      171196108    $ 70,852   1,256,800    SH              SOLE                 SOLE

Citicorp             Common      173034109    $ 31,874     208,200    SH              SOLE                 SOLE

Echlin               Common      278749106    $ 66,455   1,354,500    SH              SOLE                 SOLE

General Re           Common      370563108    $ 10,140      40,000    SH              SOLE                 SOLE

MCI Communications   Common      552673105    $129,944   2,235,600    SH              SOLE                 SOLE
